Federated Hermes High Income Bond Fund II
Portfolio of Investments
September 30, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.1%
	Aerospace/Defense—1.7%
$ 475,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 467,141
175,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	172,504
500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	490,860
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	726,442
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	100,292
	TOTAL	1,957,239
	Airlines—0.2%
206,250	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	201,620
	Automotive—6.1%
75,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	74,473
550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	519,362
22,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	21,857
25,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	24,484
100,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	77,794
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	115,787
575,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	476,049
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	510,766
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	167,227
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	290,740
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	250,697
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	184,930
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	412,382
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	387,569
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	299,901
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	472,450
225,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	209,106
475,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	428,948
1,325,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,323,684
575,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	444,766
325,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	298,024
175,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	171,687
	TOTAL	7,162,683
	Banking—0.2%
250,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	242,931
	Building Materials—3.9%
25,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	20,859
275,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	244,075
75,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	72,764
225,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	217,332
150,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	113,891
575,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	451,695
575,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	479,088
350,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	301,835
225,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	191,492
75,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	62,043

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 575,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	$ 483,641
500,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	426,315
375,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	290,339
750,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	695,948
400,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	354,014
200,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	193,217
		TOTAL	4,598,548
		Cable Satellite—7.8%
125,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	99,627
250,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	184,332
225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	172,404
900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	756,627
750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	681,925
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	69,957
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	247,015
75,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	71,463
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	153,556
425,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	301,206
300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	212,667
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	239,818
475,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	266,839
400,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	331,836
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	227,841
225,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	199,226
225,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	173,391
50,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	31,588
275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	206,680
575,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	319,628
175,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	176,565
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 12/30/2023	0
225,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
75,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	66,922
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	227,522
150,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	128,189
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	240,531
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	45,720
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	398,547
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	769,887
625,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	507,869
525,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	413,361
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	165,474
200,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	159,456
250,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	202,267
375,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	294,982
200,000		Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	149,423
275,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	252,104
		TOTAL	9,146,445
		Chemicals—2.3%
150,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	116,796
150,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	139,535

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 250,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	$ 231,536
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	259,214
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	154,604
600,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	466,642
125,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	118,209
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	163,254
225,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	224,795
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	270,880
275,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	138,813
200,000	SPCM S.A., Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	161,628
75,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	72,785
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	161,974
	TOTAL	2,680,665
	Construction Machinery—0.7%
425,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	363,381
75,000	Ritchie Bros Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 3/15/2031	76,219
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	141,443
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	64,013
75,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	73,111
138,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	134,248
	TOTAL	852,415
	Consumer Cyclical Services—3.4%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	213,505
425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	317,482
850,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	761,497
375,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	341,113
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	114,505
100,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	98,136
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	266,165
325,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	306,962
854,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	817,501
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	371,833
275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	253,955
100,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	61,129
	TOTAL	3,923,783
	Consumer Products—1.8%
50,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	50,438
800,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	760,776
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	170,309
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	138,742
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	313,359
300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	259,486
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	259,154
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	100,781
	TOTAL	2,053,045
	Diversified Manufacturing—1.5%
600,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	578,355
850,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	829,279
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	125,428

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$ 200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	$ 201,168
	TOTAL	1,734,230
	Finance Companies—2.4%
250,000	GTCR W. Merger Sub LLC, 144A, 7.500%, 1/15/2031	250,669
75,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	67,494
375,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	315,470
200,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	197,215
175,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	169,451
200,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	165,558
225,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	179,704
375,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	330,598
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	189,137
425,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	404,712
350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	296,184
275,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	249,215
	TOTAL	2,815,407
	Food & Beverage—1.9%
400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	393,620
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	345,095
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	173,014
150,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	142,252
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	181,540
100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	94,633
330,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	317,231
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	130,506
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	425,100
	TOTAL	2,202,991
	Gaming—4.3%
400,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	339,566
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	253,677
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	85,217
50,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	48,706
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	63,618
100,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	95,743
200,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	189,250
200,000	Colt Merger Sub., Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	199,314
375,000	Colt Merger Sub., Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	370,197
475,000	Colt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	477,625
125,000	Light & Wonder, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	123,675
225,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	191,826
650,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	598,968
325,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	325,305
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	163,680
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	188,298
100,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	93,727
350,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	302,333
225,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	220,748
475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	414,872
250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	200,247
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	23,943

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	$ 43,259
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	49,727
	TOTAL	5,063,521
	Health Care—4.9%
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	147,848
550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	502,020
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	192,552
150,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	76,540
550,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	292,875
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	128,850
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	40,433
175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	166,988
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	95,186
100,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	78,122
200,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	163,868
50,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	52,243
175,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	118,833
350,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	348,146
300,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	287,126
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	196,004
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	69,951
300,000	Mozart Debt Merger Sub., Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	253,894
1,150,000	Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	995,332
100,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	75,196
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	45,930
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	44,780
125,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	107,710
175,000	Tenet Healthcare Corp., 4.875%, 1/1/2026	167,828
300,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	279,489
100,000	Tenet Healthcare Corp., 144A, Term Loan - 2nd Lien, 6.250%, 2/1/2027	96,857
250,000	Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	241,430
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	46,940
475,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	446,348
25,000	Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	22,530
	TOTAL	5,781,849
	Health Insurance—0.6%
250,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	230,691
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	518,532
	TOTAL	749,223
	Independent Energy—3.8%
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	69,141
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,186
125,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	112,548
200,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	198,084
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	94,569
175,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	167,808
225,000	Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	218,442
50,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	49,076
50,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	51,136
225,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	229,219

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	$ 437,500
525,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	517,122
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	248,977
50,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	49,332
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	126,792
100,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	99,717
125,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	119,799
300,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	296,005
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	72,809
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	205,206
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	66,654
175,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	157,715
100,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	100,312
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	146,946
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	120,133
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	49,050
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	98,258
125,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	107,421
50,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	45,613
200,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	206,640
	TOTAL	4,475,210
	Industrial - Other—1.2%
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	21,604
850,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	685,510
400,000	Redwood Star Merger Sub., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	370,272
202,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	184,115
200,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	183,533
	TOTAL	1,445,034
	Insurance - P&C—6.8%
475,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	416,829
594,567	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	584,162
275,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	238,409
600,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	594,308
1,025,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	905,504
225,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	221,377
225,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	224,833
425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	370,603
1,600,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,598,203
300,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	302,543
300,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	305,778
125,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	120,208
1,300,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,115,294
75,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	65,405
900,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	894,035
	TOTAL	7,957,491
	Leisure—0.8%
50,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	49,351
225,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	207,991
50,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	46,462
50,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	44,183

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$ 450,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	$ 395,878
250,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	235,000
		TOTAL	978,865
		Lodging—0.7%
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	80,715
75,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	73,880
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	96,771
175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	159,476
75,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	73,757
25,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	23,187
125,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	118,096
200,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	179,810
		TOTAL	805,692
		Media Entertainment—5.3%
350,000		Audacy Capital Corp., 144A, 6.500%, 5/1/2027	7,522
350,000	[1,3]	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	7,063
125,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	94,869
125,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	2,813
350,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	7,219
150,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	98,359
125,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	107,692
275,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	182,525
250,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	224,926
100,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	76,609
175,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	138,958
856,114		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	615,336
100,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	90,672
100,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	81,530
1,000,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	808,720
400,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	331,566
375,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	334,189
50,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	39,730
325,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	255,869
300,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	241,092
250,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	185,220
375,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	300,562
275,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	148,063
275,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	238,906
225,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	189,276
700,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	548,964
250,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	203,827
175,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	160,147
50,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	48,526
375,000		Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	322,194
150,000		WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	126,169
		TOTAL	6,219,113
		Metals & Mining—0.5%
225,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	196,246
125,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	116,983

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 300,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	$ 257,755
	TOTAL	570,984
	Midstream—6.5%
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	164,205
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	385,180
475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	435,427
275,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	262,721
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	377,737
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	252,015
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	107,000
100,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	79,590
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	113,324
175,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	161,064
375,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	312,605
125,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	127,451
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	231,558
275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	258,373
200,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	176,096
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	66,829
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	280,115
65,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	64,051
375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	366,554
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	75,222
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	84,441
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	90,978
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	253,246
275,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	253,312
250,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	256,646
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	241,601
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	430,191
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	146,296
100,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	93,611
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	71,407
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	75,653
575,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	538,848
225,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	192,568
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	186,286
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	24,038
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	140,425
325,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	254,073
	TOTAL	7,630,737
	Oil Field Services—2.0%
200,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	186,430
700,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	677,825
175,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	169,295
125,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	115,708
50,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	48,415
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	94,817
225,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	223,030
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	412,453

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$ 425,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	$ 416,754
	TOTAL	2,344,727
	Packaging—4.9%
622,108	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	470,339
425,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	333,169
700,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	585,074
375,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	313,432
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	218,266
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	58,840
100,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	97,207
100,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	100,711
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	217,560
225,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	217,323
225,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	196,982
1,200,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,030,967
175,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	168,261
75,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	65,340
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	199,750
150,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	146,402
275,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	269,156
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	90,030
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	96,958
375,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	350,075
500,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	457,527
	TOTAL	5,683,369
	Paper—0.5%
350,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	339,958
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	126,779
25,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	20,933
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	117,991
	TOTAL	605,661
	Pharmaceuticals—1.6%
75,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	46,766
100,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	40,877
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	28,838
275,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	103,649
325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	125,188
300,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	120,867
325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	165,410
675,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	576,319
350,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	305,438
450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	361,234
	TOTAL	1,874,586
	Restaurant—1.5%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	192,802
1,100,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	915,358
150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	135,345
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	71,335
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	325,734
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	68,663

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurant—continued
$ 75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	$ 67,462
	TOTAL	1,776,699
	Retailers—1.1%
325,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	307,549
200,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	172,041
150,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	124,457
300,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	222,370
75,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	52,784
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	62,082
75,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	63,857
200,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	194,457
100,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	96,282
	TOTAL	1,295,879
	Supermarkets—0.6%
525,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	448,072
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	72,267
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	148,428
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	50,749
	TOTAL	719,516
	Technology—11.6%
200,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	197,420
275,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	247,156
350,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	349,431
300,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	293,150
250,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	199,696
125,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	124,650
500,000	Central Parent, Inc./Central Merger Sub., Inc., 144A, 7.250%, 6/15/2029	485,206
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	42,365
550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	469,462
400,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	348,154
475,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	412,495
275,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	253,466
325,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	277,286
225,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	194,258
450,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	383,738
75,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	67,494
550,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	510,646
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	84,017
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	22,838
325,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	280,353
375,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	323,696
450,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	440,525
550,000	Logan Merger Sub., Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	306,508
1,125,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	943,158
1,125,000	Minerva Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	942,348
250,000	NCR Atleos Escrow Corp., Sec. Fac. Bond, 144A, 9.500%, 4/1/2029	242,059
275,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	246,407
300,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	264,628
350,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	301,971
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	50,419

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 25,000		Open Text Corp., 144A, 6.900%, 12/1/2027	$ 25,079
275,000		Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	240,494
75,000		Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	62,827
275,000		Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	219,711
450,000		Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	398,403
325,000		Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	152,232
400,000		Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	134,650
600,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	495,804
75,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	68,158
125,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	128,361
456,125		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	491,929
200,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	172,409
200,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	186,539
75,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	60,776
750,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	708,499
100,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	82,595
275,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	228,344
250,000		Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	209,286
75,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	61,046
175,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	137,590
		TOTAL	13,569,732
		Transportation Services—0.3%
375,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	356,556
		Utility - Electric—2.5%
300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	270,680
67,000		Calpine Corp., 144A, 5.250%, 6/1/2026	65,117
200,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	161,360
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	20,969
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	20,245
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	156,027
525,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	428,699
425,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	319,543
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	220,954
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	42,783
475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	431,616
25,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	25,336
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	167,054
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	379,701
250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	246,502
		TOTAL	2,956,586
		Wireless Communications—0.2%
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	239,877
		TOTAL CORPORATE BONDS (IDENTIFIED COST $128,540,410)	112,672,909
		COMMON STOCKS—0.3%
		Cable Satellite—0.0%
546	[2,3]	Intelsat Jackson Holdings S.A.	3,277
		Media Entertainment—0.0%
7,915	[3]	iHeartMedia, Inc.	25,011

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Oil Field Services—0.3%
4,754	[3]	Superior Energy Services, Inc.	$ 353,698
		TOTAL COMMON STOCKS (IDENTIFIED COST $270,600)	381,986
		REPURCHASE AGREEMENT—2.2%
$2,572,000		Interest in $1,894,000,000 joint repurchase agreement 5.30%, dated 9/29/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,894,836,517 on 10/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,932,733,247. (IDENTIFIED COST $2,572,000)	2,572,000
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $131,383,010)	115,626,895
		OTHER ASSETS AND LIABILITIES - NET—1.4%[4]	1,640,003
		TOTAL NET ASSETS—100%	$117,266,898

1	Issuer in default.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	Non-income-producing security.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$112,672,909	$0	$112,672,909
Equity Securities:
Common Stocks
Domestic	25,011	353,698	—	378,709
International	—	—	3,277	3,277
Repurchase Agreement	—	2,572,000	—	2,572,000
TOTAL SECURITIES	$25,011	$115,598,607	$3,277	$115,626,895

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind